Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt Conversions [Table Text Block]
 The Senior Warrants and the conversion feature of the Senior Notes are classified as a liability in the consolidated condensed balance sheet as follows:

	Warrants	Conversion Feature	Total

December 31, 2013	$518,433	$32	$518,465
Adjustment to fair value	2,419,355	(32)	2,419,323
Ending Balance –March 31, 2014	$2,937,788	$-	$2,937,788

The Senior Warrants and the conversion feature of the Senior Notes are classified as a liability in the consolidated condensed balance sheet as follows:

	Warrants	Conversion Feature	Total

Original valuation – May 8, 2013	$2,938,000	$1,512,000	$4,450,000
Adjustment to fair value	2,419,567	1,511,968	3,931,535
Ending Balance–December 31, 2013	$518,433	$32	$518,465

Schedule of Debt [Table Text Block]
As of March 31, 2014, the principal balance of the Senior Notes (net of discount) was as follows:

	Convertible Note	Debt Discount	Net Total

December 31, 2013	$2,725,000	$(678,052)	$2,046,948
Installment Payments in Shares	(2,335,000)	-	(2,335,000)
Amortization of debt discount		678,052	678,052
Ending Balance – March 31, 2014	$390,000	$-	$390,000

As of December 31, 2013, the principal balance of the Senior Notes (net of discount) was as follows:

	Convertible Note	Debt Discount	Net Total

Original valuation – May 8, 2013	$9,000,000	$(4,450,000)	$4,550,000
Installation Payment in Shares	(6,275,000)	-	(6,275,000)
Amortization of debt discount	-	3,771,948	3,771,948
Ending balance –December 31, 2013	$2,725,000	$(678,052)	$2,046,948

Schedule of Subordinated Borrowing [Table Text Block]
The balance at March 31, 2014, related to the Subordinated Notes was comprised of:

Convertible notes payable, related and unrelated parties at December 31, 2013	$1,000,000
Unamortized debt discount	352,074
Ending balance at March 31, 2014	$647,926

The balance at December 31, 2013 related to the Subordinated Notes was comprised of:

Subordinated convertible notes payable, related and unrelated parties at May 8, 2013	$1,000,000
Unamortized debt discount	(416,426)
Ending balance at December 31, 2013	$583,574

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of March 31, 2014, the following table represents the Company’s fair value hierarchy for items that are required to be measured at fair value on a recurring basis:

	Fair
	Value	Level 1	Level 2	Level 3
Embedded note conversion feature	$-			$-
Warrant liability	$2,937,788			$2,937,788

As of December 31, 2013, the following table represents the Company’s fair value hierarchy for items that are required to be measured at fair value on a recurring basis:

	Fair
	Value	Level 1	Level 2	Level 3
Embedded note conversion feature	$32	-	-	$32
Warrant liability	$518,433	-	-	$518,433